Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	HYCROFT MINING HOLDING CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001718405
Amendment Flag	false